UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky            New York, New York           February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total: $   9,129,283
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.            Form 13F File Number          Name

1              028-10748                     Oppenheimer Asset Management Inc.
----          -------------------            ---------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6       COL 7       COLUMN 8

                              TITLE OF                    VALUE     SHRS OR     SH/ PUT/  INVESTMENT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT     PRN CALL  DISCRETION    MGRS    SOLE    SHARED  NONE

APPLE COMPUTER INC            COM             037833100      1,313       25,000 SH           SOLE                25,000
ARM HLDGS PLC                 SPONSORED ADR   042068106        148       29,900 SH       SHARED-OTHER    1        29,900
ALTERA CORP                   COM             021441100        493        5,700 SH           SOLE                  5,700
ATMEL CORP                    COM             049513104     11,381       18,130 SH           SOLE                 18,130
ATMEL CORP                    COM             049513104     27,468       43,756 SH       SHARED-OTHER    1        43,756
AMAZON COM INC                COM             023135106        685       20,000 SH           SOLE                 20,000
BANK OF NEW YORK MELLON CORP  COM             064058100      2,690       90,000 SH           SOLE                 90,000
BEST BUY INC                  COM             086516101        222      113,980 SH           SOLE                113,980
BJS WHOLESALE CLUB INC        COM             05548J106        363      120,000 SH           SOLE                120,000
BROADCOM CORP                 CL A            111320107      2,556      125,000 SH           SOLE                125,000
CA INC                        COM             12673P105        854      125,000 SH           SOLE                125,000
COSTCO WHSL CORP NEW          COM             22160K105      8,429       61,100 SH           SOLE                 61,100
COSTCO WHSL CORP NEW          COM             22160K105     27,469      199,110 SH       SHARED-OTHER    1       199,110
DOLBY LABORATORIES INC        COM             25659T107     26,459       71,185 SH           SOLE                 71,185
DOLBY LABORATORIES INC        COM             25659T107     72,764      195,761 SH       SHARED-OTHER    1       195,761
ENERGY INFRASTRUCTURE ACQUI   COM             29269P109        256      360,000 SH           SOLE                360,000
ELECTRONIC ARTS INC           COM             285512109         71      322,000 SH           SOLE                322,000
ISHARES TR                    HIGH YLD CORP   464288513        264      789,876 SH           SOLE                789,876
ISHARES TR                    FTSE XNHUA IDX  464287184      1,617      206,540 SH           SOLE                206,540
ISHARES TR                    FTSE XNHUA IDX  464287184      4,601      587,625 SH       SHARED-OTHER    1       587,625
FIRST SOLAR INC               COM             336433107      9,685      113,470 SH           SOLE                113,470
FIRST SOLAR INC               COM             336433107     25,054      293,540 SH       SHARED-OTHER    1       293,540
GOOGLE INC                    CLA             38259P508      2,545      143,889 SH           SOLE                143,889
GOOGLE INC                    CLA             38259P508      4,980      281,585 SH       SHARED-OTHER    1       281,585
INFORMATICA CORP              COM             45666Q102                                      SOLE                775,000
JPMORGAN & CHASE & CO         COM             46625H100     17,921      243,320 SH           SOLE                243,320
JPMORGAN & CHASE & CO         COM             46625H100     48,901      663,965 SH       SHARED-OTHER    1       663,965
LAWSON SOFTWARE INC NEW       COM             52078P102      4,416      283,300 SH           SOLE                283,300
LAWSON SOFTWARE INC NEW       COM             52078P102     15,870      856,470 SH       SHARED-OTHER    1       856,470
MONOLITHIC PWR SYS INC        COM             609839105     10,313      354,510 SH           SOLE                354,510
MONOLITHIC PWR SYS INC        COM             609839105     24,320      836,020 SH       SHARED-OTHER    1       836,020
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105                                      SOLE                279,528
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105                                  SHARED-OTHER            851,480
MICRON TECHNOLOGY INC         COM             595112103      8,821      311,370 SH           SOLE                311,370
MICRON TECHNOLOGY INC         COM             595112103     23,550      831,280 SH       SHARED-OTHER    1       831,280
MORGAN STANLEY CHINA A SH FD  COM             617468103      4,814      270,140 SH           SOLE                270,140
MORGAN STANLEY CHINA A SH FD  COM             617468103     16,738      939,260 SH       SHARED-OTHER    1       939,260
NETFLIX INC                   COM             64110L106      6,216      387,540 SH           SOLE                387,540
NETFLIX INC                   COM             64110L106     15,328      955,605 SH       SHARED-OTHER    1       955,605
NETEASE COM INC               SPONSORED ADR   64110W102                                      SOLE                343,870
NETEASE COM INC               SPONSORED ADR   64110W102                                  SHARED-OTHER            996,940
OSI PHARMACEUTICALS INC       COM             671040103      7,109      418,920 SH           SOLE                418,920
OSI PHARMACEUTICALS INC       COM             671040103     20,731    1,221,650 SH       SHARED-OTHER    1     1,221,650
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  1,524,648   51,265,900 SH PUT       SOLE             51,265,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  4,024,479  135,322,100 SH PUT   SHARED-OTHER    1   135,322,100
PRICELINE COM INC             COM NEW         741503403      8,081      483,610 SH           SOLE                483,610
PRICELINE COM INC             COM NEW         741503403     22,138    1,324,850 SH       SHARED-OTHER    1     1,324,850
QUALCOMM INC                  COM             747525103     14,628      665,425 SH           SOLE                665,425
QUALCOMM INC                  COM             747525103     33,484    1,523,216 SH       SHARED-OTHER    1     1,523,216
QUANTA SVCS INC               COM             74762E102     19,870      554,550 SH           SOLE                554,550
QUANTA SVCS INC               COM             74762E102     58,601    1,635,525 SH       SHARED-OTHER    1     1,635,525
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108        199    4,337,536 SH           SOLE              4,337,536
SINA CORP                     ORD             G81477104                                      SOLE              1,253,180
SINA CORP                     ORD             G81477104                                  SHARED-OTHER          3,170,620
SPDR TR                       UNIT SER 1      78462F103      1,847      590,020 SH           SOLE                590,020
SPDR TR                       UNIT SER 1      78462F103      6,500    2,076,750 SH       SHARED-OTHER    1     2,076,750
SANDISK CORP                  COM             80004C101      3,658      859,395 SH           SOLE                859,395
SANDISK CORP                  COM             80004C101     12,757    2,997,320 SH       SHARED-OTHER    1     2,997,320
SPDR GOLD TRUST               GOLD SHS        78463V107      2,474    2,059,258 SH           SOLE              2,059,258
SPDR GOLD TRUST               GOLD SHS        78463V107      7,209    6,000,742 SH       SHARED-OTHER    1     6,000,742
SUNTECH PWR HLDGS CO LTD      ADR             86800C104  2,183,220  186,600,000 SH PUT       SOLE            186,600,000
TALEO CORP                    CLA             87424N104      9,970    2,589,583 SH           SOLE              2,589,583
TALEO CORP                    CLA             87424N104     25,241    6,556,221 SH       SHARED-OTHER    1     6,556,221
TEXAS INDS INC                COM             882491103      4,012    5,173,810 SH           SOLE              5,173,810
TEXAS INDS INC                COM             882491103      3,326    4,289,175 SH       SHARED-OTHER    1     4,289,175
WAL MART STORES INC           COM             931142103      3,260    8,124,456 SH           SOLE              8,124,456
WAL MART STORES INC           COM             931142103      3,665    9,134,110 SH       SHARED-OTHER    1     9,134,110
XILINX INC                    COM             983919101      6,065   11,519,965 SH           SOLE             11,519,965
XILINX INC                    COM             983919101     17,578   33,389,731 SH       SHARED-OTHER    1    33,389,731
ZORAN CORP                    COM             98975F101        543   31,380,131 SH           SOLE             31,380,131
ZORAN CORP                    COM             98975F101      2,943  170,226,378 SH       SHARED-OTHER    1   170,226,378
ZALE CORP NEW                 COM             988858106    624,375  187,500,000 SH PUT       SOLE            187,500,000




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